Profit Before Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Profit Before Income Tax Expenses [Abstract]
Schedule of Profit Before Income Tax Expenses

Profit before income tax expenses is arrived at after charging:

	Year ended December 31,
	2022	2023
	USD’000	USD’000
Staff costs
Salaries and other benefits	439	444
Staff welfare	1	—
Defined contribution retirement plan contributions	94	89
	534	533
Other items:
Depreciation of property, plant and equipment	919	1,091
Depreciation of right-of-use assets	20	20
Directors’ remuneration	17	46
Expense for listing on Hong Kong Stock Exchange	69	—
Expense for listing on Nasdaq Stock Exchange	—	731